UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments:

Putnam International Value Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (96.1%)(a)
	Shares	Value

Airlines (1.5%)
Qantas Airways, Ltd. (Australia) (NON)	558,042	$1,505,558
Singapore Airlines, Ltd. (Singapore)	226,540	2,811,187
		4,316,745

Automotive (4.3%)
Fiat SpA (Italy)	126,916	1,959,716
Nissan Motor Co., Ltd. (Japan) (NON)	615,700	5,382,484
Porsche Automobil Holding SE (Preference) (Germany)	20,851	1,033,149
Valeo SA (France) (NON)	67,420	3,125,405
Volkswagen AG (Preference) (Germany)	9,747	1,177,041
		12,677,795

Banking (17.4%)
Banco Bradesco SA ADR (Brazil) (S)	122,015	2,486,666
Banco Santander Central Hispano SA (Spain)	444,843	5,653,445
Barclays PLC (United Kingdom)	913,466	4,300,930
BNP Paribas SA (France)	80,229	5,709,295
China Construction Bank Corp. (China)	2,452,000	2,148,978
Danske Bank A/S (Denmark) (NON)	152,907	3,691,452
Governor & Co. of The Bank of Ireland (The) (Ireland)
(NON)	1,417,154	1,198,503
Governor & Co. of The Bank of Ireland (The) ADR
(Ireland) (S) (NON)	42,008	142,827
HSBC Holdings PLC (London Exchange) (United Kingdom)	934,969	9,477,311
Mitsubishi UFJ Financial Group, Inc. (Japan)	281,500	1,313,149
Mizuho Financial Group, Inc. (Japan)	1,041,200	1,523,281
National Australia Bank, Ltd. (Australia)	61,890	1,516,539
National Bank of Canada (Canada)	62,320	3,937,372
National Bank of Greece SA (Greece) (NON)	64,262	628,498
National Bank of Greece SA (Rights) (Greece)	64,262	31,556
National Bank of Greece SA (Rights) (Greece) (NON)	64,262	60,483
Royal Bank of Canada (Canada)	39,779	2,074,299
Societe Generale (France)	28,572	1,646,636
Sumitomo Mitsui Financial Group, Inc. (Japan)	120,900	3,525,948
		51,067,168

Beverage (1.2%)
Anheuser-Busch InBev NV (Belgium)	27,925	1,643,631
Britvic PLC (United Kingdom)	244,918	1,867,539
		3,511,170

Biotechnology (0.1%)
Sinovac Biotech, Ltd. (China) (NON) (S)	108,842	422,307
		422,307

Broadcasting (1.1%)
Mediaset SpA (Italy)	448,940	3,184,358
		3,184,358

Cable television (0.8%)
Kabel Deutschland Holding AG (Germany) (NON)	57,164	2,269,060
		2,269,060

Chemicals (2.7%)
BASF SE (Germany)	33,926	2,140,532
Lanxess AG (Germany)	34,450	1,888,589
Nitto Denko Corp. (Japan)	46,600	1,824,547
Syngenta AG (Switzerland)	7,740	1,925,636
		7,779,304

Commercial and consumer services (1.9%)
Edenred (France) (NON)	124,101	2,459,638
Kloeckner & Co., AG (Germany) (NON)	71,973	1,620,375
LG Corp. (South Korea)	20,723	1,499,362
		5,579,375

Computers (0.9%)
Fujitsu, Ltd. (Japan)	378,000	2,656,290
		2,656,290

Conglomerates (1.8%)
Mitsui & Co., Ltd. (Japan)	253,000	3,768,150
Vivendi (France)	51,018	1,395,302
		5,163,452

Construction (1.4%)
Carillion PLC (United Kingdom)	427,465	2,106,039

HeidelbergCement AG (Germany)	41,028	1,978,336
		4,084,375

Consumer (0.4%)
Christian Dior SA (France)	8,049	1,052,689
		1,052,689

Consumer goods (1.5%)
Henkel AG & Co. KGaA (Germany)	36,811	1,978,355
Reckitt Benckiser Group PLC (United Kingdom)	45,115	2,482,226
		4,460,581

Electric utilities (2.1%)
Atco, Ltd. Class I (Canada)	44,400	2,332,977
CEZ AS (Czech Republic)	58,826	2,635,042
Fortum OYJ (Finland)	48,236	1,262,631
		6,230,650

Electrical equipment (1.9%)
LS Corp. (South Korea)	14,525	1,490,397
Mitsubishi Electric Corp. (Japan)	317,000	2,729,416
Prysmian SpA (Italy)	80,368	1,468,988
		5,688,801

Electronics (2.1%)
Compal Electronics, Inc. (Taiwan)	1,666,238	1,992,029
Garmin, Ltd. (S)	40,800	1,238,280
Venture Corp., Ltd. (Singapore)	385,000	2,874,729
		6,105,038

Energy (other) (0.4%)
China WindPower Group, Ltd. (China) (NON)	9,150,000	1,037,783
		1,037,783

Engineering and construction (0.9%)
Vinci SA (France)	50,157	2,515,680
		2,515,680

Financial (0.9%)
Irish Life & Permanent PLC (Ireland) (NON)	195,004	369,733
ORIX Corp. (Japan)	28,710	2,196,544
		2,566,277

Food (2.2%)
Kerry Group PLC Class A (Ireland)	97,998	3,440,105
Toyo Suisan Kaisha, Ltd. (Japan)	149,000	3,075,057
		6,515,162

Homebuilding (0.6%)
Persimmon PLC (United Kingdom) (NON)	287,796	1,806,430
		1,806,430

Insurance (7.3%)
ACE, Ltd.	52,686	3,068,960
Allianz SE (Germany)	14,490	1,638,526
AXA SA (France)	236,510	4,137,492
ING Groep NV (Netherlands) (NON)	430,626	4,470,079
Prudential PLC (United Kingdom)	311,441	3,115,318
Zurich Financial Services AG (Switzerland)	21,605	5,069,157
		21,499,532

Investment banking/Brokerage (0.5%)
Credit Suisse Group (Switzerland)	32,944	1,409,656
		1,409,656

Lodging/Tourism (0.7%)
TUI Travel PLC (United Kingdom)	574,587	1,936,015
		1,936,015

Machinery (--%)
Lonking Holdings, Ltd. (China)	63,000	63,659
		63,659

Manufacturing (0.5%)
Smiths Group PLC (United Kingdom)	73,929	1,416,272
		1,416,272

Media (0.7%)
WPP PLC (Ireland)	192,080	2,126,627
		2,126,627

Metals (3.1%)
Rio Tinto PLC (United Kingdom)	57,541	3,364,847
Teck Resources, Ltd. Class B (Canada)	66,900	2,754,897
Xstrata PLC (United Kingdom)	149,934	2,869,959
		8,989,703

Natural gas utilities (2.1%)
Centrica PLC (United Kingdom)	448,234	2,278,806
GDF Suez (France)	49,514	1,773,589
Tokyo Gas Co., Ltd. (Japan)	466,000	2,117,928
		6,170,323

Office equipment and supplies (1.2%)
Canon, Inc. (Japan)	77,700	3,629,230
		3,629,230

Oil and gas (8.7%)
BP PLC (United Kingdom)	704,841	4,738,710
Nexen, Inc. (Canada)	151,515	3,051,824
Petroleo Brasileiro SA ADR (Brazil) (S)	92,000	3,336,840
Royal Dutch Shell PLC Class B (United Kingdom)	256,675	7,490,722
Statoil ASA (Norway)	101,582	2,121,695
Technip SA (France)	11,968	963,009
Total SA (France)	74,364	3,834,796
		25,537,596

Pharmaceuticals (6.8%)
Fujirebio, Inc. (Japan)	96,500	3,419,565
Miraca Holdings, Inc. (Japan)	76,400	2,762,274
Novartis AG (Switzerland)	131,003	7,520,777
Roche Holding AG (Switzerland)	8,038	1,098,976
Sanofi-Aventis (France)	54,859	3,657,336
UCB SA (Belgium)	37,891	1,313,580
		19,772,508

Photography/Imaging (0.4%)
Altek Corp. (Taiwan)	829,418	1,231,855
		1,231,855

Publishing (0.3%)
United Business Media, Ltd. PLC (Ireland)	100,597	995,197
		995,197

Real estate (2.6%)
Brookfield Properties Corp. (Canada) (R)	165,508	2,588,025
Dexus Property Group (Australia)	1,297,177	1,072,486
Japan Retail Fund Investment Corp. (Japan) (R)	1,744	2,457,369
Soho China, Ltd. (China)	2,067,500	1,468,249
		7,586,129

Retail (1.9%)
Grupo Comercial Chedraui SA de CV (Mexico) (NON)	146,741	422,467
JB Hi-Fi, Ltd. (Australia) (S)	49,559	990,101
Myer Holdings, Ltd. (Australia)	181,608	660,312
PCD Stores, Ltd. (China) (NON)	5,836,000	1,842,824
PPR SA (France)	9,504	1,539,467
		5,455,171

Software (1.1%)
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	81,437	3,204,546
		3,204,546

Telecommunications (3.9%)
BCE, Inc. (Canada) (S)	117,893	3,840,671
China Mobile, Ltd. (China)	161,500	1,653,746
Tele2 AB Class B (Sweden)	107,659	2,258,893
Vodafone Group PLC (United Kingdom)	1,477,587	3,648,022
		11,401,332

Telephone (1.1%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	75,800	3,313,239
		3,313,239

Tobacco (1.0%)
Japan Tobacco, Inc. (Japan)	865	2,882,642
		2,882,642

Transportation services (1.8%)
ComfortDelgro Corp., Ltd. (Singapore)	1,584,000	1,830,727
Deutsche Post AG (Germany)	123,687	2,244,756
TNT NV (Netherlands)	40,794	1,096,764
		5,172,247

Trucks and parts (1.4%)
Aisin Seiki Co., Ltd. (Japan)	93,100	2,907,212
Toyoda Gosei Co., Ltd. (Japan)	55,200	1,217,988
		4,125,200

Water Utilities (0.9%)
Guangdong Investment, Ltd. (China)	4,984,000	2,601,571
		2,601,571

Total common stocks (cost $248,352,570)		$281,210,740

U.S. TREASURY OBLIGATIONS (0.3%)(a)
	Principal amount	Value

U.S. Treasury Notes 4.5s, June 25, 2037 (i)	$480,071	$516,426
U.S. Treasury Notes 3s, August 25, 2040 (i)	268,894	278,266

Total U.S. treasury obligations (cost $794,692)		$794,692

SHORT-TERM INVESTMENTS (6.4%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	12,875,333	$12,875,333
Putnam Money Market Liquidity Fund 0.15% (e)	5,023,286	5,023,286
U.S. Treasury Bills for an effective yield 0.23%,
July 28, 2011 (SEGSF)	181,000	180,652
U.S. Treasury Bills with effective yields ranging from
0.17% to 0.31%, March 10, 2011 (SEGSF)	525,000	524,575
U.S. Treasury Bills with effective yields ranging from
0.22% to 0.23%, December 16, 2010 (SEGSF)	121,000	120,967
U.S. Treasury Bills with effective yields ranging from
0.16% to 0.36%, November 18, 2010 (SEGSF)	109,000	108,947

Total short-term investments (cost $18,833,487)		$18,833,760

TOTAL INVESTMENTS

Total investments (cost $267,980,749)(b)		$300,839,192

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $198,691,590) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/20/10	$9,492,174	$8,896,973	$595,201
	British Pound	Sell	10/20/10	3,058,648	3,006,564	(52,084)
	Canadian Dollar	Buy	10/20/10	5,152,188	5,135,789	16,399
	Euro	Sell	10/20/10	2,657,382	2,493,855	(163,527)
	Norwegian Krone	Buy	10/20/10	1,048,310	998,574	49,736
	Swedish Krona	Buy	10/20/10	4,697,315	4,356,537	340,778
	Swiss Franc	Sell	10/20/10	231,712	230,856	(856)

Barclays Bank PLC
	Australian Dollar	Sell	10/20/10	1,431,865	1,342,155	(89,710)
	British Pound	Sell	10/20/10	3,033,978	2,982,507	(51,471)
	Euro	Sell	10/20/10	749,315	702,935	(46,380)
	Hong Kong Dollar	Sell	10/20/10	1,105,050	1,105,234	184
	Japanese Yen	Sell	10/20/10	5,597,121	5,541,830	(55,291)
	Swiss Franc	Buy	10/20/10	364,789	353,895	10,894

Citibank, N.A.
	British Pound	Buy	10/20/10	4,974,291	4,890,472	83,819
	Danish Krone	Sell	10/20/10	652,150	609,532	(42,618)
	Euro	Sell	10/20/10	13,838,053	12,984,573	(853,480)
	Hong Kong Dollar	Sell	10/20/10	735,265	734,242	(1,023)
	Norwegian Krone	Buy	10/20/10	3,497,875	3,334,733	163,142
	Singapore Dollar	Sell	10/20/10	1,747,788	1,711,339	(36,449)
	Swiss Franc	Sell	10/20/10	1,793,884	1,740,502	(53,382)

Credit Suisse AG
	Australian Dollar	Sell	10/20/10	1,112,526	1,042,477	(70,049)
	British Pound	Sell	10/20/10	5,690,516	5,593,977	(96,539)
	Canadian Dollar	Buy	10/20/10	929,316	906,649	22,667
	Euro	Sell	10/20/10	3,957,159	3,713,473	(243,686)
	Japanese Yen	Buy	10/20/10	3,099,955	3,070,007	29,948
	Norwegian Krone	Sell	10/20/10	502,189	478,856	(23,333)
	Swedish Krona	Buy	10/20/10	5,385,790	4,995,271	390,519
	Swiss Franc	Buy	10/20/10	350,523	340,022	10,501

Deutsche Bank AG
	Australian Dollar	Sell	10/20/10	3,692,238	3,459,761	(232,477)
	Canadian Dollar	Buy	10/20/10	1,132,513	1,105,173	27,340
	Euro	Buy	10/20/10	4,287,763	4,024,253	263,510

Goldman Sachs International
	Australian Dollar	Buy	10/20/10	2,270,410	2,127,386	143,024
	British Pound	Sell	10/20/10	2,431,205	2,390,362	(40,843)
	Euro	Buy	10/20/10	36,825	34,563	2,262
	Japanese Yen	Sell	10/20/10	248,649	241,973	(6,676)
	Norwegian Krone	Sell	10/20/10	640,820	610,526	(30,294)
	Swedish Krona	Buy	10/20/10	205,841	191,184	14,657

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/20/10	2,375,216	2,226,869	148,347
	British Pound	Buy	10/20/10	1,836,446	1,851,408	(14,962)
	Euro	Sell	10/20/10	4,416,786	4,144,990	(271,796)
	Hong Kong Dollar	Sell	10/20/10	1,174,150	1,173,113	(1,037)
	Norwegian Krone	Buy	10/20/10	655,770	625,276	30,494
	Swiss Franc	Buy	10/20/10	907,896	880,722	27,174

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/20/10	3,545,645	3,322,913	222,732
	British Pound	Buy	10/20/10	3,909,067	3,843,534	65,533
	Canadian Dollar	Sell	10/20/10	784,384	764,977	(19,407)
	Euro	Buy	10/20/10	544,324	510,798	33,526
	Hong Kong Dollar	Sell	10/20/10	940,285	939,037	(1,248)
	Japanese Yen	Buy	10/20/10	7,588,186	7,504,851	83,335
	Norwegian Krone	Sell	10/20/10	2,905,306	2,769,308	(135,998)
	Singapore Dollar	Sell	10/20/10	692,728	678,597	(14,131)
	Swedish Krona	Sell	10/20/10	4,166,941	3,865,836	(301,105)
	Swiss Franc	Sell	10/20/10	1,429,197	1,386,379	(42,818)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/20/10	2,853,984	2,672,187	181,797
	British Pound	Buy	10/20/10	31,899	31,367	532
	Canadian Dollar	Sell	10/20/10	2,820,533	2,753,751	(66,782)
	Euro	Buy	10/20/10	1,214,261	1,139,028	75,233
	Japanese Yen	Buy	10/20/10	13,761,134	13,614,609	146,525
	Swiss Franc	Buy	10/20/10	2,926,665	2,838,844	87,821

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/20/10	1,028,083	963,351	64,732
	Canadian Dollar	Buy	10/20/10	141,917	138,397	3,520
	Euro	Buy	10/20/10	1,811,640	1,700,118	111,522

UBS AG
	Australian Dollar	Sell	10/20/10	2,470,757	2,315,496	(155,261)
	British Pound	Buy	10/20/10	105,595	103,817	1,778
	Canadian Dollar	Buy	10/20/10	98,145	95,740	2,405
	Euro	Buy	10/20/10	6,892,499	6,467,951	424,548
	Norwegian Krone	Sell	10/20/10	886,378	844,881	(41,497)
	Swiss Franc	Buy	10/20/10	1,056,665	1,024,906	31,759

Westpac Banking Corp.
	Australian Dollar	Buy	10/20/10	3,132,115	2,935,198	196,917
	British Pound	Sell	10/20/10	1,878,087	1,846,357	(31,730)
	Canadian Dollar	Buy	10/20/10	925,912	903,864	22,048
	Euro	Buy	10/20/10	5,285,304	4,961,225	324,079
	Japanese Yen	Sell	10/20/10	17,562,566	17,372,885	(189,681)

Total						$973,317

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $292,688,142.

(b) The aggregate identified cost on a tax basis is $279,394,058, resulting in gross unrealized appreciation and depreciation of $34,418,762 and $12,973,628, respectively, or net unrealized appreciation of $21,445,134

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $12,556,763. The fund received cash collateral of $12,875,333 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $177 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $19,566,835 and $14,543,549, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $1,133,822 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United Kingdom	18.4%
Japan	18.4
France	11.8
Canada	7.2
Germany	6.2
United States	4.0
Switzerland	5.9
China	3.9
Ireland	2.9
Singapore	2.6
Italy	2.3
Brazil	2.0
Australia	2.0
Spain	1.9
Netherlands	1.9
Denmark	1.3
Taiwan	1.1
Hong Kong	1.1
South Korea	1.0
Belgium	1.0
Czech Republic	0.9
Sweden	0.8
Norway	0.7
Finland	0.4
Greece	0.2
Mexico	0.1

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled 352,183 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,163,126 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $935,178.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$20,853,382	$--	$--

	Capital goods	17,438,842	--	--

	Communication services	16,983,631	--	--

	Conglomerates	5,163,452	--	--

	Consumer cyclicals	34,813,657	--	--

	Consumer staples	17,369,555	--	--

	Energy	26,575,379	--	--

	Financial	84,128,762	--	--

	Health care	20,194,815	--	--

	Technology	13,197,729	--	--

	Transportation	9,488,992	--	--

	Utilities and power	15,002,544	--	--

Total common stocks		281,210,740	--	--

U.S. Treasury Obligations			794,692

Short-term investments		5,023,286	13,810,474	--

Totals by level		$286,234,026	$14,605,166	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		--	973,317	--

Totals by level		$--	$973,317	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$4,450,938	$3,477,621

Total	$4,450,938	$3,477,621

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: November 24, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/10 (Unaudited)
COMMON STOCKS (93.2%)(a)
	Shares	Value

Advertising and marketing services (0.9%)
Nu Skin Enterprises, Inc. Class A	17,700	$509,760
ValueClick, Inc. (NON)	44,500	582,060
		1,091,820

Aerospace and defense (0.7%)
Sturm Ruger & Co., Inc. (S)	59,500	811,580
		811,580

Agriculture (0.6%)
Andersons, Inc. (The)	19,300	731,470
		731,470

Airlines (1.5%)
Alaska Air Group, Inc. (NON)	9,900	505,197
Republic Airways Holdings, Inc. (NON) (S)	64,400	533,232
UAL Corp. (NON) (S)	21,800	515,134
US Airways Group, Inc. (NON) (S)	32,400	299,700
		1,853,263

Biotechnology (4.6%)
Alexion Pharmaceuticals, Inc. (NON)	11,300	727,268
Amylin Pharmaceuticals, Inc. (NON)	19,300	402,405
Auxilium Pharmaceuticals, Inc. (NON) (S)	15,300	379,134
BioMarin Pharmaceuticals, Inc. (NON)	16,700	373,245
Cubist Pharmaceuticals, Inc. (NON)	19,900	465,461
Exelixis, Inc. (NON)	30,632	120,077
Ironwood Pharmaceuticals, Inc. (NON)	23,200	236,176
Momenta Pharmaceuticals, Inc. (NON) (S)	18,300	275,415
Nabi Biopharmaceuticals (NON)	88,698	425,750
Sequenom, Inc. (NON) (S)	63,600	445,836
United Therapeutics Corp. (NON)	18,400	1,030,584
Viropharma, Inc. (NON)	40,100	597,891
		5,479,242

Broadcasting (2.0%)
DG FastChannel, Inc. (NON)	21,500	467,625
EchoStar Corp. Class A (NON)	68,900	1,314,612
Knology, Inc. (NON)	42,300	568,089
		2,350,326

Cable television (0.5%)
HSN, Inc. (NON)	19,800	592,020
		592,020

Chemicals (5.3%)
Ferro Corp. (NON)	63,700	821,093
Koppers Holdings, Inc.	32,900	884,023
Minerals Technologies, Inc.	16,200	954,504
NewMarket Corp.	4,500	511,560
OM Group, Inc. (NON)	20,300	611,436
Quaker Chemical Corp.	10,300	335,368
Stepan, Co.	7,300	431,503
W.R. Grace & Co. (NON)	66,000	1,844,040
		6,393,527

Coal (0.5%)
Walter Energy, Inc.	7,800	634,062
		634,062

Commercial and consumer services (1.7%)
Emergency Medical Services Corp. Class A (NON)	12,559	668,767
EZCORP, Inc. Class A (NON)	16	321
Great Lakes Dredge & Dock Co.	95,400	554,274
Orbitz Worldwide, Inc. (NON)	81,000	510,300
Sotheby's Holdings, Inc. Class A	10,000	368,200
		2,101,862

Communications equipment (2.1%)
ARRIS Group, Inc. (NON)	40,633	396,984
Plantronics, Inc.	47,400	1,601,172
Syniverse Holdings, Inc. (NON)	24,400	553,148
		2,551,304

Computers (8.0%)
Anixter International, Inc. (NON)	13,700	739,663
Brocade Communications Systems, Inc. (NON)	151,200	883,008
Checkpoint Systems, Inc. (NON)	41,000	834,350

Ixia (NON)	47,300	586,520
Magma Design Automation, Inc. (NON)	119,200	441,040
Monotype Imaging Holdings, Inc. (NON)	44,200	404,430
National Instruments Corp.	15,000	489,900
Polycom, Inc. (NON)	33,700	919,336
Quest Software, Inc. (NON)	65,900	1,620,481
Silicon Graphics International Corp. (NON)	30,600	237,456
SMART Modular Technologies (WWH), Inc. (NON)	88,700	534,861
Synchronoss Technologies, Inc. (NON)	20,300	361,543
VeriFone Systems, Inc. (NON)	25,000	776,750
Xyratex, Ltd. (United Kingdom) (NON)	50,700	752,388
		9,581,726

Consumer finance (1.2%)
Cardtronics, Inc. (NON)	32,200	496,846
Dollar Financial Corp. (NON)	21,800	454,966
Nelnet, Inc. Class A	20,200	462,176
		1,413,988

Consumer goods (0.9%)
hhgregg, Inc. (NON) (S)	26,100	646,236
Revlon, Inc. Class A (NON)	30,100	379,862
		1,026,098

Consumer services (1.5%)
Avis Budget Group, Inc. (NON)	107,400	1,251,210
WebMD Health Corp. (NON)	10,456	521,441
		1,772,651

Electrical equipment (0.5%)
II-VI, Inc. (NON)	7,700	287,441
Insteel Industries, Inc.	28,500	255,930
		543,371

Electronics (5.7%)
Cavium Networks, Inc. (NON) (S)	71,100	2,044,835
DDi Corp.	31,100	287,364
Elster Group SE ADR (Germany) (NON)	13,200	171,600
Integrated Device Technology, Inc. (NON)	87,800	513,630
Integrated Silicon Solutions, Inc. (NON)	44,000	378,840
PMC - Sierra, Inc. (NON)	78,200	575,552
Rubicon Technology, Inc. (NON) (S)	14,400	326,736
Sanmina-SCI Corp. (NON)	35,400	427,632
Silicon Laboratories, Inc. (NON) (S)	29,500	1,081,175
Skyworks Solutions, Inc. (NON)	28,200	583,176
TTM Technologies, Inc. (NON)	47,100	461,109
		6,851,649

Energy (oil field) (1.7%)
Cal Dive International, Inc. (NON)	62,200	340,234
Helix Energy Solutions Group, Inc. (NON)	44,400	494,616
Oceaneering International, Inc. (NON)	10,300	554,758
TETRA Technologies, Inc. (NON)	64,300	655,860
		2,045,468

Energy (other) (0.3%)
GT Solar International, Inc. (NON) (S)	46,200	386,694
		386,694

Engineering and construction (0.3%)
EMCOR Group, Inc. (NON)	16,200	398,358
		398,358

Entertainment (0.6%)
Cinemark Holdings, Inc.	23,200	373,520
National CineMedia, Inc.	19,600	350,840
		724,360

Environmental (0.4%)
Tetra Tech, Inc. (NON)	25,200	528,444
		528,444

Financial (2.4%)
AerCap Holdings NV (Netherlands) (NON)	148,707	1,759,204
BGC Partners, Inc. Class A	179,700	1,072,809
		2,832,013

Forest products and packaging (1.0%)
Boise, Inc. (NON)	89,100	578,259
KapStone Paper and Packaging Corp. (NON)	33,700	409,118
Neenah Paper, Inc.	17,443	265,134
		1,252,511

Gaming and lottery (0.7%)
Bally Technologies, Inc. (NON)	23,800	831,810

		831,810

Health-care services (3.2%)
Continucare Corp. (NON)	83,300	349,860
Gentiva Health Services, Inc. (NON)	18,500	404,225
Health Management Associates, Inc. Class A (NON)	68,300	523,178
HealthSouth Corp. (NON)	38,600	741,120
Lincare Holdings, Inc.	21,000	526,890
Magellan Health Services, Inc. (NON)	13,900	656,636
Providence Service Corp. (The) (NON)	24,500	401,555
Sciclone Pharmaceuticals, Inc. (NON)	73,500	194,040
		3,797,504

Household furniture and appliances (0.8%)
Select Comfort Corp. (NON)	86,200	584,436
Tempur-Pedic International, Inc. (NON)	11,100	344,100
		928,536

Insurance (0.4%)
Assured Guaranty, Ltd. (Bermuda)	29,000	496,190
		496,190

Machinery (2.1%)
Applied Industrial Technologies, Inc.	20,900	639,540
DXP Enterprises, Inc. (NON)	36,400	690,872
Lindsay Corp. (S)	20,500	888,060
NACCO Industries, Inc. Class A	3,300	288,387
		2,506,859

Manufacturing (1.8%)
Polypore International, Inc. (NON)	9,900	298,584
Smith (A.O.) Corp.	10,700	619,423
Standex International Corp.	15,700	379,783
TriMas Corp. (NON)	28,300	420,255
Trinity Industries, Inc.	20,200	449,854
		2,167,899

Medical technology (3.6%)
AGA Medical Holdings, Inc. (NON) (S)	22,752	317,618
Bruker Corp. (NON)	78,200	1,097,146
Cooper Cos., Inc. (The)	18,400	850,448
Medical Action Industries, Inc. (NON)	21,300	192,765
MELA Sciences, Inc. (NON) (S)	45,700	297,964
NxStage Medical, Inc. (NON) (S)	59,500	1,136,450
OraSure Technologies, Inc. (NON)	108,400	439,020
		4,331,411

Metals (0.5%)
Horsehead Holding Corp. (NON)	56,600	558,642
		558,642

Oil and gas (3.5%)
Atwood Oceanics, Inc. (NON)	16,600	505,470
Concho Resources, Inc. (NON)	19,000	1,257,230
Petroquest Energy, Inc. (NON)	29,743	181,135
Rosetta Resources, Inc. (NON) (S)	50,600	1,188,594
Stone Energy Corp. (NON)	39,800	586,254
W&T Offshore, Inc. (S)	41,609	441,055
		4,159,738

Pharmaceuticals (3.6%)
Akorn, Inc. (NON)	74,200	299,768
Cephalon, Inc. (NON)	5,700	355,908
Endo Pharmaceuticals Holdings, Inc. (NON)	24,400	811,056
Hi-Tech Pharmacal Co., Inc. (NON) (S)	34,800	704,352
Impax Laboratories, Inc. (NON)	35,000	693,000
Medicis Pharmaceutical Corp. Class A	22,000	652,300
Salix Pharmaceuticals, Ltd. (NON)	15,814	628,132
Somaxon Pharmaceuticals, Inc. (NON) (S)	50,200	195,278
		4,339,794

Real estate (0.3%)
Chimera Investment Corp. (R)	99,800	394,210
		394,210

Restaurants (2.5%)
AFC Enterprises (NON)	65,400	810,960
DineEquity, Inc. (NON) (S)	13,600	611,728
Domino's Pizza, Inc. (NON)	98,100	1,296,882
Papa John's International, Inc. (NON)	3,100	81,778
Ruth's Hospitality Group, Inc. (NON)	59,700	239,397
		3,040,745

Retail (5.1%)
Aeropostale, Inc. (NON)	20,700	481,275
AnnTaylor Stores Corp. (NON)	34,200	692,208

Big Lots, Inc. (NON)	15,100	502,075
DSW, Inc. Class A (NON) (S)	23,000	660,100
Genesco, Inc. (NON)	12,300	367,524
Jo-Ann Stores, Inc. (NON)	19,385	863,602
Kirkland's, Inc. (NON)	23,300	322,938
OfficeMax, Inc. (NON)	40,200	526,218
Schiff Nutrition International, Inc. (S)	28,700	235,340
Talbots, Inc. (The) (NON) (S)	51,000	668,100
Tractor Supply Co.	21,200	840,792
		6,160,172

Schools (1.4%)
Career Education Corp. (NON)	25,500	547,485
ITT Educational Services, Inc. (NON) (S)	7,400	519,998
Lincoln Educational Services Corp. (NON) (S)	40,100	577,841
		1,645,324

Semiconductor (0.4%)
Entegris, Inc. (NON)	114,000	532,380
		532,380

Shipping (1.3%)
CAI International, Inc. (NON)	50,800	770,636
Wabtec Corp.	15,700	750,303
		1,520,939

Software (3.1%)
Informatica Corp. (NON)	25,800	990,978
Lawson Software, Inc. (NON)	59,100	500,577
MedAssets, Inc. (NON)	34,300	721,672
TIBCO Software, Inc. (NON)	85,100	1,509,674
		3,722,901

Technology (0.8%)
Tech Data Corp. (NON)	23,400	943,020
		943,020

Technology services (3.1%)
Acxiom Corp. (NON)	24,600	390,156
Infospace, Inc. (NON)	45,800	396,628
LivePerson, Inc. (NON)	172,400	1,448,160
Travelzoo, Inc. (NON)	9,800	252,448
Unisys Corp. (NON)	43,750	1,220,625
		3,708,017

Telecommunications (4.6%)
ADTRAN, Inc.	24,200	854,260
Aruba Networks, Inc. (NON)	59,300	1,265,462
Iridium Communications, Inc. (NON) (S)	149,937	1,280,462
j2 Global Communications, Inc. (NON)	27,600	656,604
Loral Space & Communications, Inc. (NON)	14,000	730,800
NeuStar, Inc. Class A (NON)	18,800	467,368
Vonage Holdings Corp. (NON)	109,800	279,990
		5,534,946

Textiles (1.2%)
Perry Ellis International, Inc. (NON)	21,108	461,210
UniFirst Corp.	11,000	485,650
Warnaco Group, Inc. (The) (NON)	10,800	552,204
		1,499,064

Transportation (2.0%)
Fly Leasing, Ltd. ADR (Ireland)	64,100	846,120
TAL International Group, Inc.	62,600	1,516,172
		2,362,292

Transportation services (0.6%)
HUB Group, Inc. Class A (NON)	25,000	731,500
		731,500

Trucks and parts (1.7%)
ArvinMeritor, Inc. (NON)	92,500	1,437,450
Fuel Systems Solutions, Inc. (NON) (S)	16,500	645,315
		2,082,765

Total common stocks (cost $93,315,333)		$111,944,465

INVESTMENT COMPANIES (4.8%)(a)
	Shares	Value

iShares Russell 2000 Growth Index Fund (S)	66,900	$5,000,106
MCG Capital Corp.	123,200	719,488

Total investment companies (cost $5,362,247)		$5,719,594

SHORT-TERM INVESTMENTS (19.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	19,163,662	$19,163,662
Putnam Money Market Liquidity Fund 0.15% (e)	4,058,668	4,058,668

Total short-term investments (cost $23,222,330)		$23,222,330

TOTAL INVESTMENTS

Total investments (cost $121,899,910) (b)		$140,886,389

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $120,170,515.

(b) The aggregate identified cost on a tax basis is $122,176,815, resulting in gross unrealized appreciation and depreciation of $22,741,553 and $4,031,979, respectively, or net unrealized appreciation of $18,709,574.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $18,532,421. The fund received cash collateral of $19,163,662 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,087 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $17,401,454 and $17,149,900, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$8,936,150	$--	$--

Capital goods	9,039,276	--	--

Communication services	6,126,966	--	--

Consumer cyclicals	15,452,610	--	--

Consumer staples	7,720,158	--	--

Energy	7,225,962	--	--

Financial	5,136,401	--	--

Health care	17,947,951	--	--

Technology	27,890,997	--	--

Transportation	6,467,994	--	--

Total common stocks	111,944,465	--	--

Investment companies	5,719,594	--	--

Short-term investments	4,058,668	19,163,662	--

Totals by level	$121,722,727	$19,163,662	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: November 24, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 24, 2010